EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of available cash from operating surplus
The percentage interests set forth below for PBF LLC assume that there are no arrearages on common units and that PBF LLC continues to own all of the IDRs.

	Total Quarterly Distribution per Unit Target Amount	Marginal Percentage Interest in Distributions
		Unitholders	PBF LLC (as holder of Incentive Distribution Rights)
Minimum Quarterly Distribution	up to $0.300	100.0%	—
First Target Distribution	above $0.300 up to $0.345	100.0%	—
Second Target Distribution	above $0.345 up to $0.375	85.0%	15.0%
Third Target Distribution	above $0.375 up to $0.450	75.0%	25.0%
Thereafter	above $0.450	50.0%	50.0%

Schedule of distributions made to limited partners
The tables below summarize our 2016 and 2015 quarterly distribution cash declarations, payments and scheduled payments through March 13, 2017:

	2016
	Declaration Date	Record Date	Payment Date	Quarterly Distribution per Common and Subordinated Unit
First quarter	April 28	May 13	May 31	$0.42
Second quarter	July 29	August 9	August 23	0.43
Third quarter	October 28	November 8	November 22	0.44
Fourth quarter	February 16, 2017	February 27, 2017	March 13, 2017	0.45
Total				$1.74

	2015
	Declaration Date	Record Date	Payment Date	Quarterly Distribution per Common and Subordinated Unit
First quarter	April 30	May 15	May 29	$0.35
Second quarter	July 30	August 14	August 31	0.37
Third quarter	October 29	November 13	November 30	0.39
Fourth quarter	February 11, 2016	February 22, 2016	March 8, 2016	0.41
Total				$1.52

Schedule of distributions made to unitholders
The following table reflects the allocation of total cash distributions to the general and limited partners applicable to the period in which the distributions were earned:

	Year Ended December 31, 2016	Year Ended December 31, 2015
IDR - PBF LLC	$4,031	$1,118
Limited partners’ distributions:
Common units – public	37,755	24,843
Common units – PBF LLC	4,477	3,911
Subordinated units – PBF LLC	27,642	24,148
Total distributions	73,905	54,020
Total cash distributions (1)	$72,914	$53,319
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(1)	Excludes phantom unit distributions which are accrued and paid upon vesting.